Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000219140 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219140 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219140 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219140 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219140 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219140 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219140 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219140 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219140 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219140 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219140 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000219140 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219140 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219140 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000219140 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219140 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219140 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219140 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219140 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219140 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005463 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005463 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005463 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005463 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005463 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005463 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005463 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005463 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005463 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005463 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000005463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005463 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005463 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005463 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%